CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Condensed Statements of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions
Total revenues	$ 33,879	$ 43,107	$ 30,168
Total costs of revenues	13,827	15,827	12,557
Gross Profit	20,052	27,280	17,611
Operating expenses:
Total operating expenses	45,132	61,312	59,127
Loss from operations	(25,080)	(34,032)	(41,516)
Non-operating income (expense):
Interest income (expense)	614	127	321
Other non-operating income (expenses)	764	44	558
Change in fair value of investments	(581)	(8,895)	5,660
Impairment loss of long-term investments	(2,009)		(865)
Income tax benefit (expense)	81	(1,980)	0
Net loss	(26,259)	(40,257)	(35,842)
Parent Company
Condensed Balance Sheet Statements, Captions
Total revenues	33,879	38,047	30,020
Total costs of revenues	13,827	15,827	12,557
Gross Profit	20,052	22,220	17,463
Operating expenses:
Intercompany expenses	4,869	9,755	22,957
Other operating expenses	17,328	15,885	26,659
Total operating expenses	22,197	25,640	49,616
Loss from operations	(2,145)	(3,420)	(32,153)
Non-operating income (expense):
Share of loss of subsidiaries	(23,801)	(41,933)	(4,178)
Other non-operating income (expenses)	2,289	(8,938)	17
Loss before income tax expense	(23,657)	(54,291)	(36,314)
Net loss	$ (23,657)	$ (54,291)	$ (36,314)